CONSOLIDATED BALANCE SHEETS (Parenthetical) ¥ in Thousands	Jun. 30, 2020 CNY (¥) shares	Dec. 31, 2019 CNY (¥) shares
Current liabilities, VIEs
Short-term borrowings and current portion of long-term borrowings	¥ 1,681,787	¥ 1,137,737
Accounts payable	2,880,745	1,675,966
Accrued expenses and other payables	1,541,688	817,883
Deferred revenue	59,826	90,316
Operating lease liabilities, current	73,362	55,139
Finance lease and other financing obligations, current	230,746	222,473
Long-term borrowings, excluding current portion	9,337,882	8,028,473
Operating lease liabilities, non-current	1,141,835	709,998
Finance lease and other financing obligations, non-current	7,101,401	4,751,121
Deferred tax liabilities	282,266	252,672
Other long-term liabilities	¥ 298,334	¥ 345,537
Ordinary shares
Ordinary shares, shares authorized | shares	2,002,000,000	2,002,000,000
Class A
Ordinary shares
Ordinary shares, shares issued | shares	1,210,996,227	1,148,842,379
Ordinary shares, shares outstanding | shares	1,210,996,227	1,148,842,379
Class B
Ordinary shares
Ordinary shares, shares issued | shares	67,590,336	67,590,336
Ordinary shares, shares outstanding | shares	67,590,336	67,590,336
Redeemable preferred shares
Redeemable preferred shares
Preferred Stock, Shares Authorized | shares	150,000	150,000
Preferred Stock, Shares Issued | shares	150,000	150,000
Preferred Stock, Shares Outstanding | shares	150,000	150,000
Redemption value	¥ 1,064,137	¥ 1,061,981
Liquidation value	2,378,419	1,537,636
VIEs | Without recourse to the primary beneficiary
Current liabilities, VIEs
Short-term borrowings and current portion of long-term borrowings	237,500	254,000
Accounts payable	243,637	181,448
Accrued expenses and other payables	199,029	160,401
Deferred revenue	52,290	68,003
Operating lease liabilities, current	41,576	31,869
Finance lease and other financing obligations, current	27,339	125,318
Long-term borrowings, excluding current portion	60,000	12,500
Operating lease liabilities, non-current	133,719	66,387
Finance lease and other financing obligations, non-current	986,301	921,965
Deferred tax liabilities	81,302	76,297
Other long-term liabilities	¥ 20,496	¥ 29,950